CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 3,401	$ 2,496	$ 1,558
Cost of revenues	2,088	1,578	2,158
Gross profit (loss)	1,313	918	(600)
Operating expenses:
Research and development, gross	17,915	14,625	14,779
Participations by BARDA and IIA	(13,843)	(9,163)	(7,711)
Research and development, net of participations	4,072	5,462	7,068
Selling and marketing	4,188	5,362	8,403
General and administrative	3,799	3,781	4,084
Other income from settlement agreement	(7,537)
Other expenses	751
Total operating expenses	5,273	14,605	19,555
Operating loss	(3,960)	(13,687)	(20,155)
Financial income	412	406	2,166
Financial expense	(2,117)	(1,252)	(896)
Loss from continuing operations	(5,665)	(14,533)	(18,885)
Profit (loss) from discontinued operation	4,608	(7,616)
Net loss	(1,057)	(22,149)	(18,885)
Items to be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments	13	(29)	7
Total comprehensive income (loss)	$ (1,044)	$ (22,178)	$ (18,878)
Basic and diluted net loss per share:
Basic and diluted net loss per share from continuing operations	$ (0.21)	$ (0.62)	$ (0.86)
Basic and diluted net profit (loss) per share from discontinued operations	0.17	(0.33)
Total Basic and diluted net loss per share	$ (0.04)	$ (0.95)	$ (0.86)